Fixed Assets (Schedule Of Fixed Assets) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 607	$ 947
Accumulated depreciation	$ (465)	(568)	(922)
Property, Plant and Equipment, Net	$ 35	39	25
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		393	378
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		181	380
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 33	$ 189